Segment Reporting - Schedule of Forth Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Forth Disaggregation of Revenue [Line Items]
Revenues	$ 87,439,981	$ 127,569,613	$ 123,599,232
Primary Geographical Markets [Member]
Schedule of Forth Disaggregation of Revenue [Line Items]
Revenues	87,439,981	127,569,613	123,599,232
Primary Geographical Markets [Member] | U.S. and other countries/areas [Member]
Schedule of Forth Disaggregation of Revenue [Line Items]
Revenues	64,226,506	74,242,060	93,979,363
Primary Geographical Markets [Member] | CHINA
Schedule of Forth Disaggregation of Revenue [Line Items]
Revenues	23,213,475	53,327,553	29,619,869
Ev Parts [Member]
Schedule of Forth Disaggregation of Revenue [Line Items]
Revenues	10,547	5,948	5,807,973
EV products [Member]
Schedule of Forth Disaggregation of Revenue [Line Items]
Revenues	51,398	2,286,093	1,214,786
Off-road vehicles and associated parts [Member]
Schedule of Forth Disaggregation of Revenue [Line Items]
Revenues	82,848,291	116,556,517	106,983,891
Electric Scooters, Electric Self-Balancing Scooters and associated parts [Member]
Schedule of Forth Disaggregation of Revenue [Line Items]
Revenues	1,362,903	1,351,331	683,952
Battery exchange equipment and Battery exchange service [Member]
Schedule of Forth Disaggregation of Revenue [Line Items]
Revenues			674,927
Lithium-ion cells [Member]
Schedule of Forth Disaggregation of Revenue [Line Items]
Revenues	3,156,288	3,857,535	7,994,227
Commission Income [Member]
Schedule of Forth Disaggregation of Revenue [Line Items]
Revenues		3,512,189	239,476
other [Member]
Schedule of Forth Disaggregation of Revenue [Line Items]
Revenues	10,554
Major products and Services [Member]
Schedule of Forth Disaggregation of Revenue [Line Items]
Revenues	87,439,981	127,569,613	123,599,232
Transferred at Point in Time [Member]
Schedule of Forth Disaggregation of Revenue [Line Items]
Revenues	87,439,981	124,057,424	123,359,756
Transferred over Time [Member]
Schedule of Forth Disaggregation of Revenue [Line Items]
Revenues		$ 3,512,189	$ 239,476